NOTE 12 - OPTIONS AND WARRANTS - Summary of stock options outstanding (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Options at October 1, 2018
Expiration Date	Oct. 01, 2018
Options, Exercise Price	$ 0.01
Stock Options Outstanding	70,000
Weighted Average Remaining Contractual Life	4 years 9 months
Stock Options Exercisable	58,333
Weighted Average Exercise Price	$ 0.01
Options at January 2, 2019
Expiration Date	Jan. 02, 2019
Options, Exercise Price	$ 0.65
Stock Options Outstanding	300,000
Weighted Average Remaining Contractual Life	5 years 0 months
Stock Options Exercisable	143,630
Weighted Average Exercise Price	$ 1.65